CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	11,202,651	21,182,947	22,576,796
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued	6,346,714	9,287,693	7,893,844
Common Stock, Shares, Outstanding	6,346,714	9,287,693	7,893,844
Common stock possible redemption	11,202,651	21,182,947	22,576,796